Reconciliations of Segment Information to Consolidated Totals (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Termination of proposed acquisition			$ (2,000)
Adjustment
Segment Reporting Information [Line Items]
Compensation expense	$ 1,300	$ 1,600	1,300
Professional fees	$ 365	$ 612	587
Termination of proposed acquisition			$ (2,000)